Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities on a Recurring Basis

The following table sets forth the Company’s assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2015.

(in thousands)	Total	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Interest rate swap agreements	$2,319	$—	$2,319	$—
Liabilities
Contingent consideration	$(8,817)	$—	$—	$(8,817)

The following table sets forth the Company’s assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2014.

(in thousands)	Total	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money Market Funds	$130,000	$130,000	$—	$—
Liabilities
Contingent consideration	$(2,400)	$—	$—	$(2,400)

The following table set forth the Company’s assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2014.

(in thousands)	Total	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money Market Funds	$130,000	$130,000	$—	$—
Liabilities
Contingent consideration	$(2,400)	$—	$—	$(2,400)

The following table set forth the Company’s assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2013.

(in thousands)	Total	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Interest rate swap agreements	$(3,165)	$—	$(3,165)	$—

Summary of Changes in Fair Value of Company's Level 3 Liabilities Measured on Recurring Basis

The following table presents a summary of changes in fair value of the Company’s Level 3 liabilities measured on a recurring basis for the nine months ended June 30, 2015.

Nine Months Ended June 30, 2015
Balance at September 30, 2014	$(2,400)
Acquisition date fair value of contingent consideration obligations recorded	(6,100)
Present value accretion	(317)

Balance at June 30, 2015	$(8,817)

The following table presents a summary of changes in fair value of the Company’s Level 3 liabilities measured on a recurring basis for fiscal years 2014 and 2013.

Level 3 Inputs Liabilities
Balance at September 30, 2012	$—
Change in fair value of contingent consideration liability	—
Balance at September 30, 2013	—
Change in fair value of contingent consideration liability	2,400

Balance at September 30, 2014	$2,400

Carrying Value and Fair Value of Fixed Rate Debt

The carrying value and fair value of the Company’s fixed rate debt instruments are set forth below:

	September 30, 2014		September 30, 2013
(in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Senior notes (issued February 9, 2011)	$207,430	$225,780	$242,997	$268,750